Allowance for Credit Losses (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)		Mar. 31, 2014 INR		Mar. 31, 2013 INR		Mar. 31, 2014 Specific allowance for credit losses Retail Loans Auto loans INR		Mar. 31, 2013 Specific allowance for credit losses Retail Loans Auto loans INR		Mar. 31, 2014 Specific allowance for credit losses Retail Loans Personal loans/Credit card INR		Mar. 31, 2013 Specific allowance for credit losses Retail Loans Personal loans/Credit card INR		Mar. 31, 2014 Specific allowance for credit losses Retail Loans Retail Business Banking INR		Mar. 31, 2013 Specific allowance for credit losses Retail Loans Retail Business Banking INR		Mar. 31, 2014 Specific allowance for credit losses Retail Loans Commercial vehicle and construction equipment finance INR		Mar. 31, 2013 Specific allowance for credit losses Retail Loans Commercial vehicle and construction equipment finance INR		Mar. 31, 2014 Specific allowance for credit losses Retail Loans Housing loans INR		Mar. 31, 2013 Specific allowance for credit losses Retail Loans Housing loans INR		Mar. 31, 2014 Specific allowance for credit losses Retail Loans Other retail INR		Mar. 31, 2013 Specific allowance for credit losses Retail Loans Other retail INR		Mar. 31, 2014 Specific allowance for credit losses Wholesale loans INR		Mar. 31, 2013 Specific allowance for credit losses Wholesale loans INR		Mar. 31, 2014 Unallocated allowance for credit losses Retail Loans INR		Mar. 31, 2013 Unallocated allowance for credit losses Retail Loans INR		Mar. 31, 2014 Unallocated allowance for credit losses Wholesale loans INR		Mar. 31, 2013 Unallocated allowance for credit losses Wholesale loans INR
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, beginning of the period	$ 561.6		33,694.2		27,906.9		556.7		461.7		1,067.1		755.9		5,058.2		4,542.7		2,094.4		978.0		185.0		269.4		1,751.0		1,875.3		5,754.5		6,433.7		14,731.6		11,382.5		2,495.7		1,207.7
Write-offs	(248.5)		(14,909.1)		(11,876.0)		(2,150.4)		(1,547.5)		(5,748.9)		(5,516.5)		(93.7)		(155.3)		(5,014.1)		(2,498.4)		(21.3)		(38.5)		(1,166.2)		(1,124.7)		(714.5)		(995.1)
Net allowance for credit losses	397.2	[1]	23,828.1	[1]	17,663.3	[2]	2,389.8	[1]	1,642.5	[2]	5,949.1	[1]	5,827.7	[2]	633.6	[1]	670.8	[2]	6,392.6	[1]	3,614.8	[2]	(47.0)	[1]	(45.9)	[2]	1,497.2	[1]	1,000.4	[2]	2,276.1	[1]	315.9	[2]	4,493.9	[1]	3,349.1	[2]	242.8	[1]	1,288.0	[2]
Allowance for credit losses, end of the period	710.3		42,613.2		33,694.2		796.1		556.7		1,267.3		1,067.1		5,598.1		5,058.2		3,472.9		2,094.4		116.7		185.0		2,082.0		1,751.0		7,316.1		5,754.5		19,225.5		14,731.6		2,738.5		2,495.7
Allowance for credit losses:
Allowance individually evaluated for impairment	122.0		7,316.1		5,754.5		0		0		0		0		0		0		0		0		0		0		0		0		7,316.1		5,754.5		0		0		0		0
Allowance collectively evaluated for impairment	588.3		35,297.1		27,939.7		796.1		556.7		1,267.3		1,067.1		5,598.1		5,058.2		3,472.9		2,094.4		116.7		185.0		2,082.0		1,751.0		0		0		19,225.5		14,731.6		2,738.5		2,495.7
Loans:
Loans individually evaluated for impairment	146.0		8,758.2		6,553.0		0		0		0		0		0		0		0		0		0		0		0		0		8,758.2		6,553.0		0		0		0		0
Loans collectively evaluated for impairment	$ 53,658.4		3,219,503.1		2,531,692.8		1,845.2		1,238.7		1,984.4		1,550.6		7,104.6		5,790.1		6,207.8		3,657.9		205.8		268.0		3,580.5		2,073.8		0		0		2,167,409.4		1,714,924.6		1,031,165.4		802,189.1

[1]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 6,400.0 million.
[2]	Net allowances for credit losses charged to expense does not include the recoveries against write-off cases amounting to Rs 4,975.3 million.